SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
Schedule of warrant activity
	Number	Weighted average exercise price
Balance as at December 31, 2023	84,639,987	$0.270
Warrants issued	57,046,753	0.200
Balance as at December 31, 2024	141,686,740	$0.242
Warrants issued	97,509,993	0.270
Warrants exercised	(53,808,807)	0.203
Balance as at December 31, 2025	185,387,926	$0.237

Schedule of warrants outstanding
Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.200	80,689,762	$0.200	1.38
$0.270	104,698,164	$0.270	2.40
	185,387,926	$0.237	1.96

Schedule of stock option activity
	Number	Weighted average exercise price
Balance as at December 31, 2023	45,060,000	$0.280
Options granted	26,907,500	0.118
Options expired	(11,500,000)	0.325
Options forfeited	(2,000,000)	0.169
Balance as at December 31, 2024	58,467,500	$0.200
Options granted	19,800,000	0.147
Options exercised	(8,012,500)	0.144
Options expired	(4,825,000)	0.287
Options forfeited	(700,000)	0.125
Balance as at December 31, 2025	64,730,000	$0.185

Schedule of stock options outstanding
	Options Outstanding			Options Exercisable
Exercise price	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.10 - 0.18	36,695,000	$0.121	3.54	28,145,000	$0.120	3.37
$0.185 - 0.25	12,435,000	$0.191	2.11	12,435,000	$0.191	2.11
$0.26 - 0.50	15,600,000	$0.328	1.24	14,150,000	$0.324	0.87
	64,730,000	$0.184	2.71	54,730,000	$0.189	2.44

Schedule of share-based payments expenses
	For the years ended December 31,
Statements of Net Loss:	2025	2024
General and administration	$1,084	$936
Exploration and evaluation	32	17
Investor relations and marketing communications	193	254
Corporate development and due diligence	391	412
Subtotal	$1,701	$1,619
Statements of Financial Position:
Mineral Properties	855	697
Total	$2,556	$2,316

Schedule of stock option weighted average assumptions
	For the years ended December 31,
	2025	2024
Risk-free interest rate	2.80%	3.50%
Share price at grant date (in dollars)	$0.15	$0.12
Exercise price (in dollars)	$0.15	$0.12
Expected life (years)	5.00 years	5.00 years
Expected volatility (1)	57.70%	57.20%
Forfeiture rate (2)	3.50%	7.50%
Expected dividend yield	Nil	Nil

Summarizes of changes in RSU's
	Number	Weighted average fair value
Balance as at December 31, 2023	3,613,715	$0.200
RSUs granted	8,422,115	0.106
RSUs settled	(1,094,168)	0.251
RSUs forfeited	(1,261,213)	0.182
Balance as at December 31, 2024	9,680,449	$0.115
RSUs granted	7,756,956	0.108
RSUs settled	(3,511,533)	0.123
Balance as at December 31, 2025	13,925,872	$0.112

Schedule of share-based payments expenses And reserve
	Number	Weighted average fair value
Balance as at December 31, 2023	1,109,000	$0.250
DSUs granted	400,000	0.106
Balance as at December 31, 2024	1,509,000	$0.212
DSUs granted	400,000	0.125
Balance as at December 31, 2025	1,909,000	$0.192

Summarizes of changes in PSUs
	Number	Weighted average fair value
Balance as at December 31, 2023	6,813,000	$0.230
PSUs granted	5,650,000	0.092
PSUs forfeited	(1,997,000)	0.225
Balance as at December 31, 2024	10,466,000	$0.157
PSUs granted	3,600,000	0.131
PSUs settled	(758,000)	0.238
PSUs forfeited	(758,000)	0.238
Balance as at December 31, 2025	12,550,000	$0.142